DEBT (Details - Debt) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt outstanding	$ 2,621,284	$ 1,995,555
Less current maturities	(2,060,449)	(1,973,651)
Long-term debt, less current portion	560,835	21,904
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Debt outstanding	35,384	49,655
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Debt outstanding	625,000	625,000
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Debt outstanding	10,000	10,000
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Debt outstanding	362,000	350,000
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Debt outstanding	50,000	50,000
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Debt outstanding	25,000	25,000
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Debt outstanding	385,658	385,658
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Debt outstanding	320,242	320,242
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Debt outstanding	30,000	30,000
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Debt outstanding	150,000	150,000
Note Payable 11 [Member]
Short-Term Debt [Line Items]
Debt outstanding	25,000	0
Note Payable 12 [Member]
Short-Term Debt [Line Items]
Debt outstanding	50,000	0
Note Payable 13 [Member]
Short-Term Debt [Line Items]
Debt outstanding	$ 553,000	$ 0